CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows From Operating Activities:
Net loss	$ (26,483)	$ (39,834)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	23	4
Share-based compensation	2,308	3,303
Amortization of premium or discount on marketable securities	(778)	(2,443)
Unrealized loss on cash equivalents	0	(1)
Changes in operating assets and liabilities:
Trade receivables, prepaid expenses and other assets and operating lease right of use assets	4,214	(899)
Trade payables, accrued expenses, employee related obligations and other long-term liabilities	(12,309)	6,012
Operating lease liabilities	(99)	(114)
Net cash used in operating activities	(33,124)	(33,972)
Cash Flows From Investing Activities:
Purchase of property and equipment	0	(117)
Proceeds from the sale and maturity of marketable securities	68,300	84,000
Purchases of marketable securities	(30,932)	(60,518)
Net cash provided by investing activities	37,368	23,365
Cash Flows From Financing Activities:
Withholdings from exercise of options and issuance of shares for stock-based compensation arrangements, net	(143)	(141)
Net cash used in financing activities	(143)	(141)
Increase in cash and cash equivalents	4,101	(10,748)
Cash and cash equivalents at beginning of the period	19,926	30,674
Cash and cash equivalents at end of the period	24,027	19,926
Supplementary information on investing and financing activities not involving cash flows:
Issuance of vested shares under employee share purchase plan	$ 16	$ 30